COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

Operating lease commitment

The Group has operating lease agreements principally for its office spaces in the PRC. These leases expire through 2018 and are renewable upon negotiation. Rental expense under operating leases for the years ended December 31, 2014 and 2015 and 2016 were $945, $1,119 and $744 for continuing operations and $1,355, $1,177 and $1,569 for discontinued operations, respectively.

Future minimum lease payments under non-cancelable operating lease agreements are as follows:

2017	$330
2018	110

$440

Purchase commitments

As of December 31, 2016, the Group has purchase commitments of $515, mainly for services and products.